SCHEDULE OF DISCONTINUED PROFIT OR LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Income tax (expense) / income	$ 652,729	$ (2,252,072)	$ (1,078,686)
(Loss) / profit from discontinued operation	532,172	(1,094,524)	(1,047,315)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue		330,756	525,210
Cost of revenue		(98,882)	(284,237)
Gross profit		231,874	240,973
Other income and gains		6,686	6,237
Administrative expenses		(539,370)	(269,521)
Depreciation and amortization			(4,761)
Impairment loss		(780,386)	(1,019,778)
Finance costs		(13,328)	(465)
Loss before income tax		(1,094,524)	(1,047,315)
Income tax (expense) / income
(Loss) / profit from discontinued operation		$ (1,094,524)	$ (1,047,315)